Offerings	Oct. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	28,749
Proposed Maximum Offering Price per Unit	2.44
Maximum Aggregate Offering Price	$ 70,147.56
Fee Rate	0.0087%
Amount of Registration Fee	$ 6.10
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Registrant's Common Stock that become issuable under the Jupiter Orphan Therapeutics, Inc. 2016 Equity Incentive Plan (the "2016 Plan"), the Jupiter Orphan Therapeutics, Inc. 2021 Equity Incentive Plan (the "2021 Plan"), and the Jupiter Neurosciences, Inc. 2025 Equity Incentive Plan (the "2025 Plan") by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding shares of common stock. (2) Represents shares of Common Stock reserved for issuance under the 2016 Plan. (3) Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the maximum aggregate offering price are based on a price of $2.44 per share, which is the average of the high and low prices of the Registrant's Common Stock, as reported on the Nasdaq Capital Market, on October 5, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	19,200
Proposed Maximum Offering Price per Unit	2.44
Maximum Aggregate Offering Price	$ 46,848.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 4.08
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Registrant's Common Stock that become issuable under the Jupiter Orphan Therapeutics, Inc. 2016 Equity Incentive Plan (the "2016 Plan"), the Jupiter Orphan Therapeutics, Inc. 2021 Equity Incentive Plan (the "2021 Plan"), and the Jupiter Neurosciences, Inc. 2025 Equity Incentive Plan (the "2025 Plan") by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding shares of common stock. (4) Represents shares of Common Stock reserved for issuance under the 2021 Plan. (5) Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the maximum aggregate offering price are based on a price of $2.44 per share, which is the average of the high and low prices of the Registrant's Common Stock, as reported on the Nasdaq Capital Market, on October 5, 2026.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	70,000
Proposed Maximum Offering Price per Unit	2.44
Maximum Aggregate Offering Price	$ 170,800.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 14.86
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Registrant's Common Stock that become issuable under the Jupiter Orphan Therapeutics, Inc. 2016 Equity Incentive Plan (the "2016 Plan"), the Jupiter Orphan Therapeutics, Inc. 2021 Equity Incentive Plan (the "2021 Plan"), and the Jupiter Neurosciences, Inc. 2025 Equity Incentive Plan (the "2025 Plan") by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding shares of common stock. (6) Represents shares of Common Stock reserved for issuance under the 2025 Plan. (7) Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the maximum aggregate offering price are based on a price of $2.44 per share, which is the average of the high and low prices of the Registrant's Common Stock, as reported on the Nasdaq Capital Market, on October 5, 2026.